Short Term Debt (Narrative) (Details) $ in Millions, $ in Millions	Jan. 29, 2021	Dec. 18, 2020 USD ($)	Dec. 01, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Apr. 03, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 06, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Line of Credit Facility [Line Items]
Weighted average interest rate								1.01%	2.54%
Line of Credit Facility, Maximum Borrowing Capacity								$ 2,677	$ 2,463
Letters of Credit Outstanding, Amount								4	3
TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								0	649
Revolving credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								1,019	520
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								159	162
Revolving credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								509	520
Term loan credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 382	$ 0
Non-revolving credit agreement | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 300
Line of Credit Facility, Expiration Date							Feb. 04, 2021
Non-revolving credit agreement | TEC | Extended Maturity [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Apr. 29, 2021
Non-revolving credit agreement | Emera Inc.
Line of Credit Facility [Line Items]
Weighted average interest rate								0.94%	2.69%
Line of Credit Facility, Maximum Borrowing Capacity			$ 400					$ 400	$ 400
Line of Credit Facility, Expiration Date			Dec. 15, 2020
Non-revolving credit agreement | Emera Inc. | Extended Maturity [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date			Dec. 16, 2021
Bank credit facility [Member] | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 400
Increased commitment		$ 800
Line of Credit Facility, Expiration Date		Mar. 22, 2022
Letters of Credit Outstanding, Amount		$ 80
Bank credit facility [Member] | TEC | Extended Maturity [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date		Mar. 22, 2023
Bank credit facility [Member] | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 125
Line of Credit Facility, Expiration Date		Mar. 22, 2022
Letters of Credit Outstanding, Amount		$ 30
Bank credit facility [Member] | NMGC | Extended Maturity [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date		Mar. 22, 2023
Bank credit facility [Member] | TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 400				$ 500
Line of Credit Facility, Expiration Date		Mar. 22, 2022				Mar. 05, 2020
Repayments of credit facility				$ 300	$ 200
Letters of Credit Outstanding, Amount		$ 50
Bank credit facility [Member] | TECO Finance | Extended Maturity [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date		Mar. 22, 2023				Jul. 03, 2020